Income Tax Expense (Tables)	12 Months Ended
Jun. 30, 2023
Statement [LineItems]
Disclosure of Income Tax Expense Benefit

	Consolidated
	June 30, 2023	June 30, 2022	June 30, 2021
	A$	A$	A$
Current tax
Current tax on profits for the fiscal year	—	34	33

Total current tax expense	—	34	33

Deferred income tax
Decrease in deferred tax assets	(2,326,468)	244,144	358,825
Decrease in deferred tax liabilities	2,326,468	(244,144)	(358,825)

Total deferred tax (benefit)/expense	—	—	—

Income tax expense	—	34	33

Disclosure of Reconciliation of Income Tax Expense to Prima Facie Tax Payable

	Consolidated
	June 30, 2023	June 30, 2022	June 30, 2021
	A$	A$	A$
Numerical reconciliation of income tax expense to prima facie tax expense
Loss before income tax expense	(39,896,348)	(32,210,792)	(29,902,591)
Tax at the Australian tax rate of 25% (2022:25%, 2021:26%)	(9,974,087)	(8,052,698)	(7,774,674)
Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Non-deductible share based payments	500,393	371,710	464,324
Other non-deductible expenses	332,523	1,485,059	1,239,756
Non-assessable income	(828,500)	(783,318)	(541,122)
Deductible capital listing fee	(507,561)	(368,398)	(259,458)
Adjustment of current tax for prior period	—	148,303	—
Difference in overseas tax rates*	5,442,226	4,118,372	2,132,187

	(5,035,006)	(3,080,970)	(4,738,987)
Net adjustment to deferred tax assets and liabilities for tax losses and temporary differences not recognized	5,035,006	3,080,936	4,738,954

Income tax expense**	—	(34)	(33)

*	Difference in overseas tax rate is largely as a result of the corporate income tax rate of 10% applicable to the Immutep subsidiary in France for fiscal year 2023, 2022 and 2021.
**	Income tax expense relates to tax payable for the Immutep subsidiary in the United States.

Disclosure of Deferred Tax Assets Liability Adjustments

	Consolidated
	June 30, 2023	June 30, 2022	June 30, 2021
	A$	A$	A$
Deferred tax assets for tax losses not recognised comprises:
Carried forward tax losses benefit	221,070,595	206,764,587	195,098,009

Total deferred tax assets for tax losses not recognized	42,042,046	43,688,958	43,593,823